Joint Venture - Summary of Loans to Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture, at December 31, 2017	$ 12,609	$ 11,479
Repayment of principal and accrued interest as part of the Transaction	(25,000)
LIBOR
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture	16,500	11,000
Accrued interest	1,697	479
Loans to Joint Venture, at December 31, 2017	12,609	$ 11,479
Repayment of principal and accrued interest as part of the Transaction	(18,740)
Loans granted to Exar Capital B.V.	7,500
Difference between the face value and the fair value of loans to Exar Capital B.V.	$ (5,827)